Reverb ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Accounting Tax Preparation Bookkeeping and Payroll Services - 0.1%
Paychex, Inc.	30	$3,094

Advertising Public Relations and Related Services - 0.3%
AppLovin Corp. - Class A (a)	27	12,774
Omnicom Group, Inc.	6	462
Trade Desk, Inc. - Class A (a)	30	910
		14,146

Aerospace Product and Parts Manufacturing - 1.5%
Boeing Co. (a)	66	15,426
General Dynamics Corp.	21	7,373
HEICO Corp. - Class A	9	2,291
Honeywell International, Inc.	54	12,286
Lockheed Martin Corp.	18	11,416
RTX Corp.	114	22,906
TransDigm Group, Inc.	6	8,565
		80,263

Agencies Brokerages and Other Insurance Related Activities - 0.5%
Aon PLC - Class A	18	6,293
Arthur J Gallagher & Co.	21	5,237
Brown & Brown, Inc.	27	1,947
Marsh & McLennan Cos., Inc.	42	7,904
Willis Towers Watson PLC	9	2,857
		24,238

Agriculture Construction and Mining Machinery - 0.7%
Caterpillar, Inc.	39	25,637
Deere & Co.	21	11,088
		36,725

Alumina and Aluminum Production and Processing - 0.1%
Howmet Aerospace, Inc.	33	6,867

Animal Slaughtering and Processing - 0.0% (b)
Hormel Foods Corp.	33	812
Tyson Foods, Inc. - Class A	27	1,764
		2,576

Architectural and Structural Metals Manufacturing - 0.1%
Nucor Corp.	18	3,199

Architectural Engineering and Related Services - 0.0% (b)
Jacobs Solutions, Inc.	6	811
Teledyne Technologies, Inc. (a)	3	1,861
		2,672

Automotive Parts Accessories and Tire Stores - 0.1%
O'Reilly Automotive, Inc. (a)	72	7,086

Basic Chemical Manufacturing - 0.5%
Ecolab, Inc.	24	6,768
International Flavors & Fragrances, Inc.	15	1,047
Linde PLC	39	17,822
		25,637

Beverage Manufacturing - 1.1%
Brown-Forman Corp. - Class B	27	739
Coca-Cola Co.	366	27,380
Coca-Cola Europacific Partners PLC	27	2,476
Constellation Brands, Inc. - Class A	15	2,351
Keurig Dr Pepper, Inc.	114	3,128
Monster Beverage Corp. (a)	75	6,057
PepsiCo, Inc.	117	17,975
		60,106

Boiler Tank and Shipping Container Manufacturing - 0.0% (b)
Ball Corp.	15	853

Building Equipment Contractors - 0.1%
Quanta Services, Inc.	12	5,696

Building Material and Supplies Dealers - 0.9%
Home Depot, Inc.	90	33,713
Lowe's Cos., Inc.	48	12,819
		46,532

Business Support Services - 2.5%
Coinbase Global, Inc. - Class A (a)	21	4,090
Corpay, Inc. (a)	6	1,888
Equifax, Inc.	9	1,813
Fair Isaac Corp. (a)	3	4,390
Fidelity National Information Services, Inc.	45	2,486
Live Nation Entertainment, Inc. (a)	18	2,618
Mastercard, Inc. - Class A	75	40,409
Moody's Corp.	15	7,733
MSCI, Inc.	6	3,655
NU Holdings Ltd. - Class A (a)	297	5,272
PayPal Holdings, Inc.	78	4,110
ROBLOX Corp. - Class A (a)	42	2,762
Visa, Inc. - Class A	168	54,067
		135,293

Cable and Other Subscription Programming - 0.3%
Comcast Corp. - Class A	309	9,193
Liberty Media Corp.-Liberty Formula One - Class C (a)	15	1,305
Warner Bros Discovery, Inc. (a)	210	5,783
		16,281

Cement and Concrete Product Manufacturing - 0.1%
CRH PLC	57	6,977

Chemical and Allied Products Merchant Wholesalers - 0.0% (b)
LyondellBasell Industries NV - Class A	21	1,029

Clothing Stores - 0.5%
Charter Communications, Inc. - Class A (a)	9	1,855
KKR & Co., Inc.	72	8,227
Ross Stores, Inc.	27	5,094
TJX Cos., Inc.	93	13,932
		29,108

Commercial and Industrial Machinery and Equipment - 0.1%
AerCap Holdings NV	9	1,293
United Rentals, Inc.	6	4,692
		5,985

Commercial and Service Industry Machinery Manufacturing - 0.3%
KLA Corp.	12	17,135

Communications Equipment Manufacturing - 6.0%
Apple, Inc.	1,155	299,700
MongoDB, Inc. (a)	6	2,228
Motorola Solutions, Inc.	15	6,038
QUALCOMM, Inc.	90	13,643
		321,609

Computer and Peripheral Equipment Manufacturing - 1.7%
Arista Networks, Inc. (a)	102	14,457
Cisco Systems, Inc.	333	26,081
Dell Technologies, Inc. - Class C	48	5,493
Fortinet, Inc. (a)	60	4,876
HP, Inc.	78	1,516
International Business Machines Corp.	78	23,923
NetApp, Inc.	18	1,734
Sandisk Corp./DE (a)	12	6,915
Super Micro Computer, Inc. (a)	36	1,048
Western Digital Corp.	30	7,507
		93,550

Computer Systems Design and Related Services - 7.9%
Alphabet, Inc. - Class A	1,029	347,802
CDW Corp.	9	1,138
CGI, Inc.	12	1,029
Cognizant Technology Solutions Corp. - Class A	42	3,447
GoDaddy, Inc. - Class A (a)	9	905
Leidos Holdings, Inc.	12	2,259
Palantir Technologies, Inc. - Class A (a)	198	29,025
Palo Alto Networks, Inc. (a)	57	10,087
Seagate Technology Holdings PLC	18	7,338
ServiceNow, Inc. (a)	87	10,180
Snowflake, Inc. - Class A (a)	21	4,047
Workday, Inc. - Class A (a)	21	3,688
Zscaler, Inc. (a)	9	1,800
		422,745

Consumer Goods Rental - 0.6%
Netflix, Inc. (a)	366	30,557

Converted Paper Product Manufacturing - 0.1%
Avery Dennison Corp.	6	1,113
Kimberly-Clark Corp.	27	2,700
		3,813

Couriers and Express Delivery Services - 0.2%
FedEx Corp.	18	5,801
United Parcel Service, Inc. - Class B	69	7,329
		13,130

Cut and Sew Apparel Manufacturing - 0.0% (b)
Lululemon Athletica, Inc. (a)	9	1,571

Dairy Product Manufacturing - 0.2%
Kraft Heinz Co.	93	2,208
Mondelez International, Inc. - Class A	111	6,490
		8,698

Data Processing Hosting and Related Services - 0.4%
Airbnb, Inc. - Class A (a)	48	6,210
Automatic Data Processing, Inc.	33	8,145
Broadridge Financial Solutions, Inc.	9	1,774
FactSet Research Systems, Inc.	3	763
Fiserv, Inc. (a)	45	2,868
Verisk Analytics, Inc.	12	2,609
		22,369

Depository Credit Intermediation - 4.3%
Bank of America Corp.	603	32,080
Bank of Montreal	45	6,127
Bank of New York Mellon Corp.	60	7,195
Bank of Nova Scotia	75	5,604
Canadian Imperial Bank of Commerce	57	5,266
Capital One Financial Corp.	54	11,822
Citigroup, Inc.	150	17,357
Deutsche Bank AG	120	4,706
Fifth Third Bancorp	57	2,863
Huntington Bancshares, Inc.	132	2,307
JPMorgan Chase & Co.	222	67,908
KeyCorp	87	1,872
M&T Bank Corp.	12	2,659
Northern Trust Corp.	15	2,241
PNC Financial Services Group, Inc.	33	7,369
Regions Financial Corp.	75	2,137
State Street Corp.	24	3,141
Synchrony Financial	9	654
Toronto-Dominion Bank	105	9,816
Truist Financial Corp.	108	5,553
US Bancorp	132	7,407
Wells Fargo & Co.	264	23,889
		229,973

Direct Selling Establishments - 0.1%
DoorDash, Inc. - Class A (a)	36	7,366

Drinking Places (Alcoholic Beverages) - 0.1%
Cintas Corp.	33	6,316

Drugs and Druggists' Sundries Merchant Wholesalers - 0.4%
Cardinal Health, Inc.	21	4,512
Cencora, Inc.	15	5,388
McKesson Corp.	12	9,975
		19,875

Electric Power Generation Transmission and Distribution - 2.2%
Ameren Corp.	24	2,479
American Electric Power Co., Inc.	45	5,390
CMS Energy Corp.	27	1,930
Consolidated Edison, Inc.	30	3,199
Constellation Energy Corp.	27	7,578
Dominion Energy, Inc.	72	4,332
DTE Energy Co.	18	2,419
Duke Energy Corp.	66	8,009
Edison International	33	2,055
Entergy Corp.	39	3,740
Exelon Corp.	84	3,762
First Solar, Inc. (a)	9	2,030
FirstEnergy Corp.	48	2,272
GE Vernova, Inc.	24	17,433
NextEra Energy, Inc.	177	15,558
NiSource, Inc.	30	1,329
NRG Energy, Inc.	15	2,290
PG&E Corp.	186	2,868
PPL Corp.	63	2,284
Public Service Enterprise Group, Inc.	42	3,459
Southern Co.	93	8,306
Vistra Corp.	27	4,275
WEC Energy Group, Inc.	27	2,988
Xcel Energy, Inc.	51	3,879
		113,864

Electrical Equipment Manufacturing - 0.1%
Rockwell Automation, Inc.	9	3,795

Electronic Shopping and Mail-Order Houses - 4.4%
Amazon.com, Inc. (a)	969	231,882
Coupang, Inc. (a)	144	2,903
eBay, Inc.	39	3,557
		238,342

Engine Turbine and Power Transmission Equipment - 0.6%
Cummins, Inc.	12	6,946
General Electric Co.	90	27,611
		34,557

Fabric Mills - 0.0% (b)
Amer Sports, Inc. (a)	33	1,209

Footwear Manufacturing - 0.1%
NIKE, Inc. - Class B	126	7,788

Freight Transportation Arrangement - 0.1%
Expeditors International of Washington, Inc.	3	482
JB Hunt Transport Services, Inc.	6	1,216
Norfolk Southern Corp.	18	5,242
		6,940

Furniture and Home Furnishings Retailers - 0.0% (b)
Williams-Sonoma, Inc.	3	614

General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	18	3,118

General Medical and Surgical Hospitals - 0.2%
HCA Healthcare, Inc.	18	8,789

General Merchandise Stores - 0.8%
Costco Wholesale Corp.	39	36,670
Dollar General Corp.	18	2,582
Dollar Tree, Inc. (a)	18	2,116
Target Corp.	39	4,113
		45,481

Glass and Glass Product Manufacturing - 0.1%
Corning, Inc.	72	7,434

Grain and Oilseed Milling - 0.1%
Archer-Daniels-Midland Co.	42	2,827

Grocery and Related Product Wholesalers - 0.1%
Sysco Corp.	39	3,270

Grocery Stores - 0.1%
Kroger Co.	54	3,394

Hardware and Plumbing and Heating Equipment - 0.0% (b)
Watsco, Inc.	3	1,159

Health and Personal Care Stores - 0.2%
CVS Health Corp.	108	8,048

Household Appliance Manufacturing - 0.0% (b)
SharkNinja, Inc. (a)	9	1,064

Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.1%
TE Connectivity PLC	24	5,347

Household Appliances Electrical Electronic Goods - 0.1%
Johnson Controls International PLC	54	6,440

Insurance Carriers - 3.4%
Aflac, Inc.	42	4,660
Allstate Corp.	21	4,179
American International Group, Inc.	48	3,594
Berkshire Hathaway, Inc. - Class B (a)	168	80,729
Centene Corp. (a)	30	1,300
Chubb Ltd.	33	10,216
Cigna Group	24	6,579
Cincinnati Financial Corp.	12	1,931
Corebridge Financial, Inc.	30	925
Elevance Health, Inc.	18	6,223
Hartford Insurance Group, Inc.	24	3,241
Humana, Inc.	9	1,757
Loews Corp.	18	1,900
Manulife Financial Corp.	102	3,887
MetLife, Inc.	54	4,260
Principal Financial Group, Inc.	15	1,421
Progressive Corp.	51	10,608
Prudential Financial, Inc.	30	3,333
Sun Life Financial, Inc.	33	2,080
Travelers Cos., Inc.	18	5,121
UnitedHealth Group, Inc.	72	20,659
W R Berkley Corp.	30	2,057
		180,660

Internet Software & Services - 0.1%
MercadoLibre, Inc. (a)	3	6,443

Investigation and Security Services - 0.1%
Cloudflare, Inc. - Class A (a)	21	3,724

Iron and Steel Mills and Ferroalloy Manufacturing - 0.0% (b)
ArcelorMittal SA	48	2,591

Lessors of Nonfinancial Intangible Assets - 0.0% (b)
Restaurant Brands International, Inc.	21	1,407

Machinery Equipment, and Supplies Merchant Wholesalers - 0.2%
Fastenal Co.	96	4,162
Ferguson Enterprises, Inc.	12	3,030
WW Grainger, Inc.	3	3,240
		10,432

Management of Companies and Enterprises - 0.4%
Carnival Corp. (a)	105	3,152
Citizens Financial Group, Inc.	36	2,267
CNH Industrial NV	78	839
Koninklijke Philips NV	57	1,636
Royal Bank of Canada	87	14,462
Smurfit WestRock PLC	33	1,374
		23,730

Management Scientific and Technical Consulting - 0.5%
Accenture PLC - Class A	51	13,446
Booz Allen Hamilton Holding Corp.	6	530
Eaton Corp. PLC	33	11,597
		25,573

Medical and Diagnostic Laboratories - 0.1%
Labcorp Holdings, Inc.	6	1,629
Quest Diagnostics, Inc.	6	1,122
		2,751

Medical Equipment and Supplies Manufacturing - 2.0%
3M Co.	45	6,892
Becton Dickinson and Co.	24	4,883
Boston Scientific Corp. (a)	126	11,785
Cooper Cos., Inc. (a)	12	976
Dexcom, Inc. (a)	33	2,410
Edwards Lifesciences Corp. (a)	48	3,905
Insulet Corp. (a)	6	1,535
Intuitive Surgical, Inc. (a)	30	15,127
Johnson & Johnson	204	46,359
ResMed, Inc.	12	3,100
Stryker Corp.	30	11,087
Zimmer Biomet Holdings, Inc.	12	1,045
		109,104

Metal Ore Mining - 0.9%
Agnico Eagle Mines Ltd.	30	5,715
Barrick Mining Corp.	102	4,671
Cameco Corp.	27	3,331
Franco-Nevada Corp.	12	2,812
Freeport-McMoRan, Inc.	120	7,228
Newmont Corp.	93	10,449
Southern Copper Corp.	51	9,784
Wheaton Precious Metals Corp.	27	3,560
		47,550

Motion Picture and Video Industries - 0.1%
Take-Two Interactive Software, Inc. (a)	15	3,304

Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.1%
Copart, Inc. (a)	81	3,287
Genuine Parts Co.	9	1,251
		4,538

Motor Vehicle Manufacturing - 2.3%
Ford Motor Co.	336	4,664
General Motors Co.	78	6,552
PACCAR, Inc.	45	5,531
Tesla, Inc. (a)	243	104,589
		121,336

Natural Gas Distribution - 0.5%
Atmos Energy Corp.	15	2,495
CenterPoint Energy, Inc.	54	2,143
Cheniere Energy, Inc.	12	2,538
Cheniere Energy Partners LP	30	1,692
Eversource Energy	33	2,281
Fortis, Inc.	30	1,600
Kinder Morgan, Inc.	183	5,580
ONEOK, Inc.	54	4,276
Sempra Energy	54	4,699
		27,304

Navigational Measuring Electromedical and Control Instruments Manufacturing - 1.8%
Agilent Technologies, Inc.	24	3,212
AMETEK, Inc.	21	4,704
Danaher Corp.	57	12,477
Fortive Corp.	30	1,584
GE HealthCare Technologies, Inc.	39	3,080
Hologic, Inc. (a)	15	1,124
IDEXX Laboratories, Inc. (a)	6	4,023
Illumina, Inc. (a)	9	1,303
Keysight Technologies, Inc. (a)	15	3,245
L3Harris Technologies, Inc.	15	5,143
Medtronic PLC	108	11,120
Northrop Grumman Corp.	12	8,307
Roper Technologies, Inc.	9	3,341
Teradyne, Inc.	12	2,893
Thermo Fisher Scientific, Inc.	33	19,094
Trane Technologies PLC	18	7,570
Trimble, Inc. (a)	15	1,014
Waters Corp. (a)	6	2,224
		95,458

Newspaper Periodical Book and Directory Publishers - 0.1%
Thomson Reuters Corp.	27	2,987

Nondepository Credit Intermediation - 0.5%
American Express Co.	54	19,017
UBS Group AG	192	9,053
		28,070

Nonmetallic Mineral Mining and Quarrying - 0.1%
Martin Marietta Materials, Inc.	6	3,912
Vulcan Materials Co.	12	3,606
		7,518

Nonresidential Building Construction - 0.0% (b)
Stellantis NV	177	1,747

Office Administrative Services - 0.1%
Baker Hughes Co.	84	4,707

Offices of Physicians - 0.0% (b)
Molina Healthcare, Inc. (a)	3	539

Offices of Real Estate Agents and Brokers - 0.1%
CBRE Group, Inc. - Class A (a)	24	4,088

Oil and Gas Extraction - 0.4%
Canadian Natural Resources Ltd.	129	4,800
Coterra Energy, Inc.	48	1,385
Devon Energy Corp.	54	2,171
EOG Resources, Inc.	48	5,382
EQT Corp.	54	3,118
Expand Energy Corp.	21	2,361
Occidental Petroleum Corp.	78	3,540
		22,757

Other Fabricated Metal Product Manufacturing - 0.2%
Axon Enterprise, Inc. (a)	6	2,902
Emerson Electric Co.	48	7,054
		9,956

Other Financial Investment Activities - 1.6%
Ameriprise Financial, Inc.	9	4,745
Apollo Global Management, Inc.	45	6,054
Ares Management Corp. - Class A	18	2,694
Blackrock, Inc.	12	13,427
Blackstone, Inc.	66	9,400
Brookfield Corp.	138	6,286
DraftKings, Inc. - Class A (a)	30	825
Ferrari NV	12	3,998
Morgan Stanley	126	23,033
S&P Global, Inc.	27	14,251
T Rowe Price Group, Inc.	18	1,902
		86,615

Other Food Manufacturing - 0.1%
General Mills, Inc.	45	2,082
McCormick & Co., Inc.	18	1,113
		3,195

Other General Purpose Machinery Manufacturing - 0.5%
Illinois Tool Works, Inc.	24	6,270
Mettler-Toledo International, Inc. (a)	3	4,120
Parker-Hannifin Corp.	12	11,230
Xylem, Inc.	21	2,895
		24,515

Other Information Services - 2.6%
CoStar Group, Inc. (a)	36	2,214
Meta Platforms, Inc. - Class A	186	133,269
Pinterest, Inc. - Class A (a)	42	930
VeriSign, Inc.	9	2,198
		138,611

Other Investment Pools and Funds - 0.1%
Alcon AG	30	2,429
Garmin Ltd.	15	3,025
		5,454

Other Leather and Allied Product Manufacturing - 0.0% (b)
Tapestry, Inc.	18	2,284

Other Miscellaneous Retailers - 0.0% (b)
Amcor PLC	28	1,239

Other Miscellaneous Store Retailers - 0.0% (b)
Tractor Supply Co.	45	2,290

Other Professional Scientific and Technical Services - 0.1%
Gartner, Inc. (a)	6	1,258
IQVIA Holdings, Inc. (a)	15	3,452
		4,710

Other Telecommunications - 0.3%
BCE, Inc.	57	1,474
TELUS Corp.	96	1,340
Verizon Communications, Inc.	357	15,894
		18,708

Other Transit and Ground Passenger Transportation - 0.3%
Uber Technologies, Inc. (a)	177	14,169

Paint Coating and Adhesive Manufacturing - 0.2%
PPG Industries, Inc.	18	2,081
Sherwin-Williams Co.	21	7,448
		9,529

Pesticide Fertilizer and Other Agricultural Chemical Manufacturing - 0.0% (b)
NUTRIEN Ltd.	30	2,067

Petroleum and Coal Products Manufacturing - 1.8%
Chevron Corp.	165	29,188
Exxon Mobil Corp.	357	50,480
Marathon Petroleum Corp.	27	4,757
Phillips 66	33	4,737
Suncor Energy, Inc.	75	3,973
Valero Energy Corp.	27	4,899
		98,034

Petroleum and Petroleum Products Merchant Wholesalers - 0.1%
Energy Transfer LP	210	3,874

Pharmaceutical and Medicine Manufacturing - 4.2%
Abbott Laboratories	147	16,067
AbbVie, Inc.	150	33,451
Alnylam Pharmaceuticals, Inc. (a)	9	3,042
Amgen, Inc.	45	15,385
Biogen, Inc. (a)	12	2,159
Bristol-Myers Squibb Co.	171	9,414
Eli Lilly & Co.	72	74,675
Gilead Sciences, Inc.	105	14,905
Merck & Co., Inc.	210	23,157
Pfizer, Inc.	480	12,691
Regeneron Pharmaceuticals, Inc.	9	6,673
Vertex Pharmaceuticals, Inc. (a)	21	9,868
West Pharmaceutical Services, Inc.	6	1,387
Zoetis, Inc.	36	4,493
		227,367

Pipeline Transportation of Crude Oil - 0.1%
Enbridge, Inc.	135	6,593

Pipeline Transportation of Natural Gas - 0.3%
Enterprise Products Partners LP	132	4,381
Pembina Pipeline Corp.	36	1,497
TC Energy Corp.	63	3,696
Williams Cos., Inc.	102	6,861
		16,435

Professional and Commercial Equipment - 0.1%
Samsara, Inc. - Class A (a)	36	1,010
STERIS PLC	9	2,363
		3,373

Pulp, Paper, and Paperboard Mills - 0.0% (b)
International Paper Co.	45	1,814

Radio and Television Broadcasting - 0.2%
Fox Corp. - Class A	33	2,402
Fox Corp. - Class B	30	1,967
Spotify Technology SA (a)	12	6,004
		10,373

Rail Transportation - 0.4%
Canadian Pacific Kansas City Ltd.	57	4,237
CSX Corp.	159	6,004
Union Pacific Corp.	51	11,990
		22,231

Railroad Rolling Stock Manufacturing - 0.1%
Westinghouse Air Brake Technologies Corp.	15	3,452

Residential Building Construction - 0.2%
DR Horton, Inc.	24	3,572
Lennar Corp. - Class A	21	2,297
Lennar Corp. - Class B	15	1,519
PulteGroup, Inc.	15	1,876
		9,264

Resin Synthetic Rubber and Artificial Synthetic - 0.1%
Dow, Inc.	45	1,239
DuPont de Nemours, Inc.	27	1,186
Westlake Corp.	9	714
		3,139

Restaurants and Other Eating Places - 0.7%
Chipotle Mexican Grill, Inc. (a)	111	4,314
Darden Restaurants, Inc.	9	1,794
McDonald's Corp.	57	17,955
Starbucks Corp.	96	8,827
Veralto Corp.	21	2,079
Yum! Brands, Inc.	24	3,732
		38,701

Scheduled Air Transportation - 0.1%
Delta Air Lines, Inc.	54	3,558
Southwest Airlines Co.	33	1,568
United Airlines Holdings, Inc. (a)	27	2,763
		7,889

Scientific Research and Development Services - 0.1%
MPLX LP	63	3,522

Securities and Commodity Contracts Intermediation and Brokerage - 1.0%
Cboe Global Markets, Inc.	9	2,386
Charles Schwab Corp.	147	15,276
Goldman Sachs Group, Inc.	24	22,450
Interactive Brokers Group, Inc. - Class A	39	2,920
Raymond James Financial, Inc.	15	2,488
Robinhood Markets, Inc. - Class A (a)	69	6,864
Tradeweb Markets, Inc. - Class A	12	1,237
		53,621

Securities and Commodity Exchanges - 0.3%
CME Group, Inc.	9	2,602
Intercontinental Exchange, Inc.	48	8,341
Nasdaq, Inc.	45	4,360
		15,303

Semiconductor and Other Electronic Component Manufacturing - 13.6%
Advanced Micro Devices, Inc. (a)	138	32,669
Amphenol Corp. - Class A	102	14,696
Analog Devices, Inc.	42	13,057
Applied Materials, Inc.	66	21,273
Astera Labs, Inc. (a)	9	1,356
Best Buy Co., Inc.	12	781
Broadcom, Inc.	399	132,189
GLOBALFOUNDRIES, Inc. (a)	33	1,393
Intel Corp. (a)	396	18,402
Jabil, Inc.	9	2,135
Lam Research Corp.	105	24,513
Marvell Technology, Inc.	51	4,025
Microchip Technology, Inc.	45	3,416
Micron Technology, Inc.	96	39,829
Monolithic Power Systems, Inc.	3	3,372
NVIDIA Corp.	2,007	383,598
NXP Semiconductors NV	21	4,749
ON Semiconductor Corp. (a)	33	1,976
Otis Worldwide Corp.	33	2,819
STMicroelectronics NV	54	1,506
Texas Instruments, Inc.	78	16,813
Vertiv Holdings Co. - Class A	24	4,468
		729,035

Services to Buildings and Dwellings - 0.0% (b)
Rollins, Inc.	36	2,280

Soap Cleaning Compound and Toilet Preparation - 0.9%
Air Products and Chemicals, Inc.	18	4,905
Church & Dwight Co., Inc.	21	2,021
Clorox Co.	9	1,015
Colgate-Palmolive Co.	69	6,230
Estee Lauder Cos., Inc. - Class A	27	3,113
Kenvue, Inc.	162	2,819
Procter & Gamble Co.	198	30,050
		50,153

Software Publishers - 8.0%
Adobe, Inc. (a)	36	10,557
Atlassian Corp. - Class A (a)	15	1,773
Autodesk, Inc. (a)	18	4,552
Block, Inc. (a)	51	3,082
Cadence Design Systems, Inc. (a)	24	7,113
Check Point Software Technologies Ltd. (a)	6	1,077
Crowdstrike Holdings, Inc. - Class A (a)	21	9,269
Datadog, Inc. - Class A (a)	30	3,880
Electronic Arts, Inc.	21	4,282
Global Payments, Inc.	15	1,076
Hewlett Packard Enterprise Co.	111	2,389
HubSpot, Inc. (a)	3	840
Intuit, Inc.	24	11,974
Microsoft Corp.	687	295,609
Oracle Corp.	216	35,549
PTC, Inc. (a)	9	1,405
Salesforce, Inc.	81	17,195
Shopify, Inc. - Class A (a)	81	10,630
Synopsys, Inc. (a)	15	6,977
Tyler Technologies, Inc. (a)	3	1,108
Veeva Systems, Inc. - Class A (a)	9	1,835
		432,172

Spectator Sports - 0.4%
Flutter Entertainment PLC (a)	12	1,982
Walt Disney Co.	150	16,920
		18,902

Sporting Goods Hobby and Musical Instrument Stores - 0.0% (b)
Dick's Sporting Goods, Inc.	6	1,212

Steel Product Manufacturing from Purchased Steel - 0.0% (b)
Steel Dynamics, Inc.	12	2,155

Sugar and Confectionery Product Manufacturing - 0.1%
Hershey Co.	15	2,921

Support Activities for Crop Production - 0.1%
Corteva, Inc.	57	4,150

Support Activities for Mining - 0.6%
Cenovus Energy, Inc.	117	2,307
ConocoPhillips	105	10,944
Diamondback Energy, Inc.	21	3,443
Halliburton Co.	72	2,413
SLB Ltd.	126	6,096
Targa Resources Corp.	18	3,618
Teck Resources Ltd. - Class B	30	1,613
		30,434

Tobacco Manufacturing - 0.6%
Altria Group, Inc.	141	8,741
Philip Morris International, Inc.	132	23,686
		32,427

Travel Arrangement and Reservation Services - 0.5%
Booking Holdings, Inc.	3	15,005
Expedia Group, Inc.	9	2,384
Royal Caribbean Cruises Ltd.	24	7,792
		25,181

Traveler Accommodation - 0.3%
Hilton Worldwide Holdings, Inc.	21	6,269
Las Vegas Sands Corp.	48	2,531
Marriott International, Inc. - Class A	21	6,621
		15,421

Ventilation Heating Air-Conditioning and Commercial Refrigeration Equipment Manufacturing - 0.2%
Carrier Global Corp.	72	4,290
Dover Corp.	12	2,418
Ingersoll Rand, Inc.	33	2,841
		9,549

Warehouse Clubs, Supercenters, and Other General Merchandise Retailers - 1.3%
Walmart, Inc.	567	67,552

Waste Treatment and Disposal - 0.3%
Republic Services, Inc.	24	5,162
Waste Connections, Inc.	15	2,514
Waste Management, Inc.	33	7,334
		15,010

Water Sewage and Other Systems - 0.0% (b)
American Water Works Co., Inc.	15	1,937

Wired and Wireless Telecommunications Carriers - 0.3%
AT&T, Inc.	600	15,726

Wired Telecommunications Carriers - 0.3%
T-Mobile US, Inc.	78	15,382
Zoom Video Communications, Inc. - Class A (a)	18	1,658
		17,040
TOTAL COMMON STOCKS (Cost $3,051,935)		5,276,452

REAL ESTATE INVESTMENT TRUSTS - 1.4%
Business Support Services - 0.0% (b)
Millrose Properties, Inc.	9	268

Lessors of Real Estate - 1.3%
American Tower Corp.	39	6,992
AvalonBay Communities, Inc.	12	2,132
Crown Castle, Inc.	36	3,125
Digital Realty Trust, Inc.	30	4,978
Equinix, Inc.	9	7,388
Equity Residential	30	1,870
Mid-America Apartment Communities, Inc.	6	806
Prologis, Inc.	78	10,184
Public Storage	15	4,143
Realty Income Corp.	78	4,770
SBA Communications Corp.	9	1,657
Simon Property Group, Inc.	27	5,165
Ventas, Inc.	39	3,029
VICI Properties, Inc.	87	2,443
Welltower, Inc.	57	10,737
		69,419

Offices of Real Estate Agents and Brokers - 0.0% (b)
Alexandria Real Estate Equities, Inc.	12	656
Invitation Homes, Inc.	39	1,042
		1,698

Veneer Plywood and Engineered Wood Product Manufacturing - 0.0% (b)
Weyerhaeuser Co.	45	1,160

Warehousing and Storage - 0.1%
Extra Space Storage, Inc.	18	2,484
Iron Mountain, Inc.	24	2,211
		4,695
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $67,756)		77,240

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.59% (c)	19,376	19,376
TOTAL MONEY MARKET FUNDS (Cost $19,376)		19,376

TOTAL INVESTMENTS - 100.0% (Cost $3,139,067)		5,373,068
Other Assets in Excess of Liabilities - 0.0% (b)		2,032
TOTAL NET ASSETS - 100.0%		$5,375,100

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Reverb ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,276,452	$–	$–	$5,276,452
Real Estate Investment Trusts	77,240	–	–	77,240
Money Market Funds	19,376	–	–	19,376
Total Investments	$5,373,068	$–	$–	$5,373,068